Borrowings - Debt Extensions (Details) - Notes payable - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Series 1 promissory notes, first term extension
Debt Instrument [Line Items]
Interest rate	12.00%
Principal amount of extension promissory notes	$ 122	$ 829
Series 1 promissory notes, second term extension
Debt Instrument [Line Items]
Interest rate	15.00%
Principal amount of extension promissory notes	$ 603	$ 890